INVENTORIES	12 Months Ended
Dec. 31, 2016
Inventory Disclosure [Abstract]
INVENTORIES
NOTE 4:-	INVENTORIES

	December 31,
	2015	2016

Raw materials	$1,498	$983
Work in progress	1,607	772
Finished products	4,774	5,063

	$7,879	$6,818